Liquidity and Going Concern Assessment (Details)									1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Dec. 29, 2022 USD ($) shares	Oct. 20, 2022 shares	Oct. 20, 2022 USD ($) shares	Oct. 13, 2022 kr / shares shares	Oct. 03, 2022 USD ($)	Jun. 07, 2022 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 21, 2023 kr / shares	Dec. 21, 2023 $ / shares	Jul. 31, 2023 kr / shares	Dec. 31, 2022 kr / shares	Dec. 29, 2022 kr / shares	Aug. 31, 2022 kr / shares	Jul. 07, 2022	Jun. 07, 2022 kr / shares	Dec. 31, 2021 kr / shares	Feb. 05, 2021 kr / shares	Jan. 04, 2021 kr / shares	Aug. 10, 2020 kr / shares
Liquidity and Going Concern Assessments
Income from collaboration											$ 14,000,000
Proceeds from issuance of shares and exercise warrants, less underwriter discounts											$ 6,127,000	$ 48,000	$ 428,000	$ 53,854,000	$ 9,019,000
ADS
Liquidity and Going Concern Assessments
Ordinary shares sold (in shares) | shares				114,402		114,402					3,323,212
Number of ordinary shares per ADS		1									1
Ordinary shares par value | kr / shares																		kr 1
Period of agreement (in months)		36 months
Value of remaining number of shares under the agreements		$ 700,000									$ 7,800,000
Commitment fee payable		1,100,000
Gross proceeds from sale of ordinary shares							$ 300,000				6,000,000.0
Purchase Agreement To Sell Convertible Notes, Value		$ 20,000,000.0
ADS | Entered into financing agreement
Liquidity and Going Concern Assessments
Number of ordinary shares per ADS		1
Ordinary shares par value | kr / shares																		kr 1
Gross proceeds from exercise of warrants	$ 5,300,000
Maximum aggregate value of shares to sell		$ 20,000,000.0
Value of remaining number of shares under the agreements		$ 700,000
Agreement term		36 months
Commitment fee payable		$ 1,100,000
Ordinary Shares
Liquidity and Going Concern Assessments
Ordinary shares sold (in shares) | shares									269,136	745,380
Ordinary shares par value | kr / shares																			kr 1		kr 1			kr 1	kr 1	kr 1	kr 1
Gross proceeds from sale of ordinary shares									$ 2,400,000	$ 6,600,000
Lincoln Park Purchase Agreement
Liquidity and Going Concern Assessments
Agreement term								36 months
Lincoln Park Purchase Agreement | ADS
Liquidity and Going Concern Assessments
Number of ordinary shares per ADS								1														1
Ordinary shares par value | kr / shares																							kr 1
Maximum aggregate value of shares to sell								$ 40,000,000.0
Period of agreement (in months)								36 months
Maximum value of shares to sell in a single value of shares to sell in a single transaction								$ 1,500,000
Value of shares issued as commitment fee								$ 1,200,000
Market price above which purchase agreement depends on (in $ per share) | $ / shares								$ 0.50
Number of shares issued as commitment fee | shares								428,572
At-The-Market Issuance Sales Agreement
Liquidity and Going Concern Assessments
Ordinary shares sold (in shares) | shares			4,450
Percentage of commission to be paid							3.00%
Gross proceeds from sale of ordinary shares			$ 9,968
At-The-Market Issuance Sales Agreement | ADS
Liquidity and Going Concern Assessments
Ordinary shares sold (in shares) | shares			4,450		114,403
Number of ordinary shares per ADS				1	1															1
Maximum aggregate value of shares to sell							$ 14,400,000
Percentage of commission to be paid							3.00%
Threshold period of prior notice to terminate agreement							10 days
Value of remaining number of shares under the agreements							$ 7,800,000
Maximum aggregate value of shares to sell							$ 14,400,000
Gross proceeds from sale of ordinary shares					$ 300,000
At-The-Market Issuance Sales Agreement | Ordinary Shares
Liquidity and Going Concern Assessments
Ordinary shares par value | kr / shares						kr 1														kr 1
Private placement | Warrant
Liquidity and Going Concern Assessments
Ordinary shares sold (in shares) | shares	9,726,898
Ordinary shares par value | $ / shares																	$ 0.544
Gross proceeds from exercise of warrants											6,900,000
Debt instrument term	3 years
Exercise price per warrant | $ / shares	$ 0.707
Private placement | Ordinary Shares
Liquidity and Going Concern Assessments
Ordinary shares sold (in shares) | shares	9,726,898
Ordinary shares par value | kr / shares																kr 1
Gross proceeds from sale of ordinary shares	$ 5,300,000										$ 5,300,000